UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Series Floating Rate High Income Fund

June 30, 2014

1.924296.102

SFR-QTLY-0814

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations (g) - 93.4%
	Principal Amount	Value
Aerospace - 0.2%
Jazz Acquisition, Inc. Tranche B 1LN, term loan 4.5% 6/19/21 (f)	$ 3,000,000	$ 2,992,500
Air Transportation - 0.4%
Northwest Airlines Corp. Tranche A, term loan 1.99% 12/24/18 (f)	558,844	525,313
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (f)	5,197,500	5,191,003
		5,716,316
Automotive - 1.6%
Affinia Group, Inc. Tranche B 2LN, term loan 4.75% 4/25/20 (f)	1,192,166	1,204,087
Chrysler Group LLC:
term loan 3.25% 12/31/18 (f)	2,992,500	2,999,981
Tranche B, term loan 3.5% 5/24/17 (f)	3,381,328	3,394,008
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (f)	4,000,000	3,962,500
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (f)	3,029,775	3,056,286
Tranche 2LN, term loan 10% 11/27/21 (f)	2,680,000	2,690,050
The Gates Corp. Tranche B 1LN, term loan 6/12/21 (h)	3,000,000	2,992,500
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (f)	3,851,221	3,836,779
		24,136,191
Broadcasting - 2.1%
Clear Channel Capital I LLC Tranche B, term loan 3.7995% 1/29/16 (f)	8,194,935	8,143,717
Clear Channel Communications, Inc. Tranche D, term loan 6.8995% 1/30/19 (f)	6,330,000	6,298,350
ION Media Networks, Inc. Tranche B, term loan 5% 12/18/20 (f)	7,575,965	7,575,965
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (f)	9,522,150	9,522,150
		31,540,182
Building Materials - 0.9%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (f)	3,751,650	3,746,960
GYP Holdings III Corp. Tranche 2LN, term loan 7.75% 4/1/22 (f)	2,580,000	2,599,350
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (f)	3,461,325	3,461,325
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Building Materials - continued
Livingston International, Inc. Tranche B1 1LN, term loan 5% 4/18/19 (f)	$ 2,585,128	$ 2,588,360
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (f)	648,375	640,270
		13,036,265
Cable TV - 3.4%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (f)	7,214,852	7,214,852
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (f)	7,920,000	7,821,000
CSC Holdings LLC Tranche B, term loan 2.6495% 4/17/20 (f)	5,373,240	5,313,059
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 6/30/21 (h)	1,380,000	1,380,000
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (f)	4,267,785	4,294,458
Tranche B 2LN, term loan 4.5% 5/8/20 (f)	3,692,215	3,715,292
RCN Telecom Services, LLC Tranche B, term loan 4.5% 3/1/20 (f)	2,268,539	2,279,178
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (f)	3,600,000	3,577,500
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (f)	6,412,780	6,448,852
Zayo Group LLC Tranche B, term loan 4% 7/2/19 (f)	718,170	719,068
Ziggo B.V.:
Tranche B 1LN, term loan:
1/15/22 (h)	153,191	151,093
3.25% 1/15/22 (f)	2,620,213	2,584,316
Tranche B 2LN, term loan:
1/15/22 (h)	143,617	141,649
3.25% 1/15/22 (f)	1,643,617	1,621,099
Tranche B 3LN, term loan 1/15/22 (h)	2,939,362	2,899,092
		50,160,508
Capital Goods - 0.5%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (f)	1,282,759	1,287,569
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (f)	3,560,000	3,582,250
SRAM LLC. Tranche B, term loan 4.0127% 4/10/20 (f)	400,441	396,436
Utex Industries, Inc. Tranche B 1LN, term loan 5% 5/22/21 (f)	1,365,000	1,380,425
		6,646,680
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Chemicals - 1.6%
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 6/12/22 (h)	$ 610,000	$ 621,438
Tranche B 1LN, term loan 6/12/21 (h)	1,955,000	1,969,663
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (f)	2,000,000	2,025,000
Tranche B 1LN, term loan 4.5% 12/2/19 (f)	3,980,000	3,999,900
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/18/18 (f)	5,728,120	5,728,120
Kronos Worldwide, Inc. Tranche B, term loan 4.75% 2/18/20 (f)	5,341,613	5,388,352
U.S. Coatings Acquisition, Inc. Tranche B, term loan 4% 2/1/20 (f)	4,615,559	4,621,328
		24,353,801
Consumer Products - 1.7%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (f)	3,970,000	3,974,963
KIK Custom Products, Inc. Tranche B 1LN, term loan 5.5% 4/29/19 (f)	6,860,761	6,886,488
Revlon Consumer Products Corp. term loan 4% 8/19/19 (f)	2,985,000	2,985,000
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (f)	7,058,613	6,917,440
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (f)	5,107,228	5,081,692
		25,845,583
Containers - 2.5%
Anchor Glass Container Corp. Tranche B, term loan 5/16/21 (h)	4,855,000	4,867,138
Ardagh Holdings U.S.A., Inc. Tranche B, term loan:
4% 12/17/19 (f)	5,095,000	5,095,000
4.25% 12/17/19 (f)	1,661,650	1,661,650
Berlin Packaging, LLC Tranche 2LN, term loan 8.75% 4/3/20 (f)	2,970,000	3,033,261
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (f)	4,987,500	4,968,797
Clondalkin Acquisition BV:
Tranche 2LN, term loan 10% 11/30/20 (f)	2,250,000	2,266,875
Tranche B 1LN, term loan 4.5% 5/31/20 (f)	3,445,000	3,453,613
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (f)	2,382,414	2,385,511
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Containers - continued
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4% 12/1/18 (f)	$ 7,960,000	$ 7,979,900
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (f)	1,493,135	1,493,135
		37,204,880
Diversified Financial Services - 3.4%
AlixPartners LLP Tranche 2LN, term loan 9% 7/10/21 (f)	4,000,000	4,060,000
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (f)	4,605,000	4,605,000
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (f)	2,680,000	2,690,050
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (f)	4,154,414	4,195,958
Flying Fortress, Inc. term loan 3.5% 6/30/17 (f)	1,666,667	1,662,500
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (f)	3,140,368	3,116,815
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (f)	3,990,000	4,104,713
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 4.25% 10/1/19 (f)	7,275,000	7,275,000
Tranche B, term loan 4.25% 10/1/18 (f)	2,443,750	2,449,859
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (f)	7,166,788	7,184,705
TransUnion LLC Tranche B, term loan 4% 4/9/21 (f)	5,985,000	5,985,000
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (f)	2,920,000	2,930,950
		50,260,550
Diversified Media - 1.2%
Advanstar Communications, Inc.:
Tranche 2LN, term loan 9.5% 6/6/20 (f)	2,000,000	2,022,500
Tranche B 1LN, term loan 5.5% 4/29/19 (f)	6,897,576	6,932,063
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (f)	4,975,000	5,009,228
WMG Acquisition Corp. term loan 3.75% 7/1/20 (f)	4,322,338	4,257,502
		18,221,293
Electric Utilities - 5.8%
Alfred Fueling Systems, Inc.:
Tranche 2LN, term loan 8.5% 6/20/22 (f)	1,000,000	997,500
Tranche B 1LN, term loan 4.75% 6/20/21 (f)	5,000,000	5,006,250
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
8/13/18 (i)	491,228	499,211
6.375% 8/13/19 (f)	7,452,456	7,573,559
Bayonne Energy Center, LLC Tranche B, term loan 6/30/21 (h)	5,000,000	5,037,500
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Electric Utilities - continued
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (f)	$ 4,210,013	$ 4,220,538
Tranche B 4LN, term loan 4% 10/31/20 (f)	2,985,000	2,992,463
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (f)	3,113,169	3,126,789
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (f)	3,240,000	3,240,000
EquiPower Resources Holdings LLC:
Tranche B 1LN, term loan 4.25% 12/21/18 (f)	4,136,577	4,157,260
Tranche C, term loan 4.25% 12/31/19 (f)	3,163,061	3,178,877
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (f)	8,989,488	9,056,909
InterGen NV Tranche B, term loan 5.5% 6/13/20 (f)	8,127,900	8,209,179
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (f)	7,051,770	7,078,567
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (f)	1,880,154	1,814,349
Topaz Power Holdings, LLC Tranche B, term loan 6.25% 2/26/20 (f)	6,617,386	6,617,386
TXU Energy LLC Tranche B, term loan:
4.651% 10/10/14 (f)	2,512,000	2,037,860
4.651% 10/10/17 (f)	11,466,000	9,330,458
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (f)	1,747,350	1,734,245
		85,908,900
Energy - 6.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (f)	3,526,847	3,672,330
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (f)	3,037,395	3,075,363
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (f)	5,000,000	5,112,500
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (f)	2,671,457	2,701,511
Tranche C, term loan 5.25% 3/14/21 (f)	186,848	188,950
EP Energy LLC term loan 4.5% 4/30/19 (f)	1,125,000	1,126,406
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (f)	4,833,333	4,821,250
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (f)	1,467,657	1,493,341
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (f)	14,660,000	15,136,450
Tranche B 1LN, term loan 3.875% 9/30/18 (f)	3,840,986	3,850,588
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Energy - continued
Floatel International Ltd. Tranche B, term loan 7.25% 6/27/20 (f)	$ 3,431,400	$ 3,461,425
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (f)	2,339,108	2,350,804
Northeast Wind Capital II, LLC Tranche B, term loan 5% 11/14/20 (f)	2,835,944	2,878,483
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (f)	5,766,598	5,723,349
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (f)	2,905,650	2,912,914
Panda Sherman Power, LLC term loan 9% 9/14/18 (f)	5,885,000	5,987,988
Panda Temple Power, LLC term loan 7.25% 4/3/19 (f)	2,950,000	3,027,438
Ruby Western Pipeline Holdings LLC Tranche B, term loan 3.5% 3/27/20 (f)	4,140,238	4,140,238
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (f)	1,800,000	1,791,000
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (f)	2,992,481	2,981,259
Sheridan Investment Partners I term loan 4.25% 12/16/20 (f)	5,012,651	5,012,651
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (f)	697,296	697,296
Tranche M, term loan 4.25% 12/16/20 (f)	260,053	260,053
TPF II LC LLC Tranche B, term loan 6.5% 8/21/19 (f)	4,050,791	4,126,744
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (f)	2,755,125	2,741,349
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (f)	2,542,225	2,558,241
		91,829,921
Entertainment/Film - 0.4%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (f)	2,445,000	2,435,831
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (f)	4,000,000	4,025,000
		6,460,831
Environmental - 1.8%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (f)	5,910,000	5,887,838
Metal Services LLC Tranche B, term loan 6% 6/30/17 (f)	3,980,000	4,022,288
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (f)	8,719,625	8,752,324
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (f)	545,000	553,175
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Environmental - continued
The Brickman Group, Ltd.: - continued
Tranche B 1LN, term loan 4% 12/18/20 (f)	$ 6,064,625	$ 6,003,979
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (f)	1,651,700	1,651,700
		26,871,304
Food & Drug Retail - 3.0%
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (f)	6,748,668	6,630,566
Grocery Outlet, Inc.:
Tranche 2LN, term loan 10.5% 6/17/19 (f)	1,726,522	1,752,420
Tranche B 1LN, term loan 5.5% 12/17/18 (f)	4,016,327	4,026,368
New Albertsons, Inc. Tranche B, term loan 4.75% 6/30/21 (f)	2,370,000	2,375,925
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (f)	6,930,000	7,007,963
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (f)	3,970,000	3,950,150
Rite Aid Corp.:
Tranche 2 LN2, term loan 4.875% 6/21/21 (f)	2,000,000	2,022,500
Tranche 2LN, term loan 5.75% 8/21/20 (f)	1,475,000	1,508,188
Tranche B 7LN, term loan 3.5% 2/21/20 (f)	4,361,033	4,355,581
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (f)	8,057,928	8,078,073
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (f)	2,356,443	2,356,443
		44,064,177
Food/Beverage/Tobacco - 4.1%
AdvancePierre Foods, Inc.:
Tranche 1LN, term loan 5.75% 7/10/17 (f)	3,885,000	3,894,713
Tranche 2LN, term loan 9.5% 10/10/17 (f)	1,715,000	1,667,838
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (f)	5,039,096	5,045,394
Tranche B 2LN, term loan 8.25% 11/30/20 (f)	3,000,000	3,060,000
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (f)	4,962,500	4,962,500
H.J. Heinz Co. Tranche B 2LN, term loan 3.5% 6/7/20 (f)	29,556,450	29,704,225
OSI Restaurant Partners LLC Tranche B, term loan 3.5% 10/26/19 (f)	799,875	801,375
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (f)	1,680,000	1,692,600
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (f)	$ 6,085,000	$ 6,115,425
Tranche B 1LN, term loan 4.5% 6/30/21 (f)	3,290,000	3,306,450
		60,250,520
Gaming - 6.0%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (f)	20,626,200	20,780,897
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (f)	8,710,000	8,688,225
CBAC Borrower LLC Tranche B, term loan 8.25% 7/2/20 (f)	6,425,000	6,682,000
CityCenter Holdings LLC Tranche B, term loan 5% 10/16/20 (f)	5,280,116	5,319,717
Fantasy Springs Resort Casino term loan 12% 8/6/12 (c)(f)	3,248,741	2,534,018
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (f)	3,472,053	3,541,494
5.5% 11/21/19 (f)	1,488,023	1,517,783
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (f)	14,941,215	15,464,157
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (f)	7,456,450	7,428,861
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (f)	2,910,375	2,955,253
Shingle Springs Tribal Gaming Authority Tranche B, term loan 6.25% 8/29/19 (f)	830,875	855,801
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (f)	9,303,271	9,326,529
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (f)	4,585,350	4,596,813
		89,691,548
Healthcare - 7.4%
Carestream Health, Inc. Tranche B 1LN, term loan 5% 6/7/19 (f)	1,410,669	1,415,959
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (f)	13,812,285	13,881,346
Tranche E, term loan 3.4776% 1/25/17 (f)	2,752,891	2,756,332
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (f)	3,000,000	3,015,000
Tranche B 1LN, term loan 4.75% 4/23/21 (f)	6,000,000	6,007,500
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (f)	3,794,894	3,804,381
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Healthcare - continued
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (f)	$ 4,608,808	$ 4,626,091
ESH Hospitality, Inc. Tranche B, term loan 6/24/19 (h)	1,120,000	1,132,600
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (f)	3,216,346	3,288,714
Grifols, S.A. Tranche B, term loan 3.1495% 2/27/21 (f)	4,987,500	4,987,500
HCA Holdings, Inc. Tranche B 5LN, term loan 2.8995% 3/31/17 (f)	18,122,938	18,168,245
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (f)	3,899,765	3,773,023
Ikaria, Inc.:
Tranche 2LN, term loan 8.75% 2/12/22 (f)	595,000	602,438
Tranche B 1LN, term loan 5% 2/12/21 (f)	3,715,000	3,733,575
Jazz Pharmaceuticals, Inc. Tranche B 2LN, term loan 3.25% 6/12/18 (f)	820,875	821,901
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (f)	4,360,000	4,398,150
MModal, Inc.:
term loan 9/20/14 (i)	125,000	123,750
Tranche B, term loan 9% 8/17/19 (f)	5,235,869	4,112,357
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (f)	5,627,227	5,606,125
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (f)	2,120,000	2,141,200
Tranche B 1LN, term loan 4.25% 1/28/21 (f)	6,418,500	6,442,569
Polymer Group, Inc.:
term loan 12/19/19 (i)	466,807	467,974
Tranche B, term loan 5.25% 12/19/19 (f)	1,374,739	1,386,768
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (f)	2,739,750	2,753,449
Sheridan Holdings, Inc. Trache 2LN, term loan 8.25% 12/18/21 (f)	1,540,000	1,570,954
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (f)	5,952,777	5,923,013
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (f)	1,517,000	1,535,963
Tranche B 2LN, term loan 4.25% 7/3/19 (f)	1,753,678	1,758,062
		110,234,939
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Homebuilders/Real Estate - 0.6%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (f)	$ 127,929	$ 127,770
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (f)	8,789,084	8,789,084
		8,916,854
Hotels - 3.0%
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (f)	4,059,825	4,064,900
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (f)	1,810,000	1,837,150
Tranche B 1LN, term loan 3.5% 6/27/20 (f)	4,089,100	4,078,877
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (f)	19,476,118	19,476,118
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (f)	10,835,857	10,835,857
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (f)	3,836,585	3,850,972
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (f)	1,055,000	1,061,594
		45,205,468
Insurance - 0.1%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (f)	1,969,608	1,969,608
Leisure - 1.3%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (f)	3,105,000	3,132,169
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (f)	2,150,000	2,176,875
Tranche B 1LN, term loan 4.25% 2/1/20 (f)	390,000	391,950
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (f)	1,775,550	1,775,550
Smg Tranche B 1LN, term loan 4.5% 2/27/20 (f)	5,701,350	5,719,167
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (f)	6,467,500	6,079,450
		19,275,161
Metals/Mining - 4.2%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (f)	2,900,265	2,802,381
American Rock Salt Co. LLC:
Tranche 2LN, term loan 8% 5/20/22 (f)	515,000	518,863
Tranche B 1LN, term loan 4.75% 5/20/21 (f)	3,000,000	2,988,750
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Metals/Mining - continued
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (f)	$ 2,791,764	$ 2,812,702
Tranche B 2LN, term loan 8.75% 1/25/21 (f)	3,370,000	3,437,400
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (f)	4,688,152	4,676,432
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (f)	23,337,313	23,278,969
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (f)	5,012,438	5,068,827
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (f)	2,000,000	2,035,000
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (f)	5,810,364	5,853,942
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (f)	8,755,000	8,448,575
		61,921,841
Paper - 0.2%
Caraustar Industries, Inc. Tranche B, term loan 7.5% 5/1/19 (f)	3,315,693	3,348,850
Publishing/Printing - 2.4%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (f)	4,538,625	4,595,358
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (f)	8,221,448	7,933,697
Harland Clarke Holdings Corp. Tranche B 4LN, term loan 6% 8/4/19 (f)	2,137,938	2,175,351
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (f)	2,179,035	2,184,483
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (f)	7,983,190	8,082,980
Newsday LLC Tranche A, term loan 3.6495% 10/12/16 (f)	553,846	554,195
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (f)	9,361,762	9,379,316
		34,905,380
Restaurants - 0.4%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (f)	1,646,467	1,652,641
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (f)	4,303,301	4,312,725
		5,965,366
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Services - 2.9%
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7501% 1/30/20 (f)	$ 2,610,250	$ 2,613,513
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (f)	5,378,808	5,378,808
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (f)	1,828,058	1,832,628
Filtration Group Corp.:
Tranche 2LN, term loan 8.25% 11/21/21 (f)	640,000	652,000
Tranche B 1LN, term loan 4.5% 11/21/20 (f)	766,150	770,938
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (f)	10,819,283	10,629,946
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (f)	6,483,750	6,451,331
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (f)	2,253,685	2,253,685
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (f)	5,000,000	5,000,000
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (f)	1,865,325	1,921,285
Tranche B 1LN, term loan 4.5% 12/3/20 (f)	1,067,325	1,072,662
SourceHOV LLC Tranche 2LN, term loan 8.75% 4/30/19 (f)	1,775,000	1,792,750
The ServiceMaster Co. Tranche B, term loan 6/30/21 (h)	3,000,000	2,996,250
		43,365,796
Shipping - 1.8%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (f)	6,428,405	6,460,547
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (f)	7,940,000	7,910,622
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (f)	6,471,100	6,535,811
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (f)	5,970,000	5,970,000
		26,876,980
Super Retail - 3.5%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (f)	3,150,598	3,158,474
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (f)	2,356,826	2,353,880
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (f)	1,965,000	2,016,581
Tranche B 1LN, term loan 4.5% 9/26/19 (f)	4,975,000	4,978,109
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Super Retail - continued
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (f)	$ 2,994,944	$ 2,957,508
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (f)	4,070,000	4,014,241
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (f)	1,640,000	1,646,232
6% 5/22/18 (f)	7,920,000	7,989,300
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (f)	4,799,398	4,811,397
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (f)	7,184,035	7,255,875
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (f)	9,411,346	9,411,346
The Hillman Group, Inc. Tranche B, term loan 4.5% 6/30/21 (f)	1,220,000	1,224,575
		51,817,518
Technology - 12.0%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (f)	6,356,250	6,364,513
Ancestry.com, Inc.:
Tranche B 2LN, term loan 4% 5/15/18 (f)	445,650	447,878
Tranche B, term loan 4.5% 12/28/18 (f)	4,885,790	4,879,683
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (f)	1,303,450	1,306,709
Tranche B 2LN, term loan 7.5% 1/23/22 (f)	335,000	341,700
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (f)	5,755,000	5,776,581
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (f)	1,919,627	1,910,029
5% 9/10/20 (f)	15,507,917	15,469,147
Carros U.S., LLC Tranche B, term loan 6/30/21 (h)	1,880,000	1,891,750
Ceridian Corp. Tranche B, term loan 4.3995% 5/9/17 (f)	1,476,587	1,483,970
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (f)	1,866,363	1,852,365
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (f)	3,990,000	4,014,938
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (f)	11,891,534	11,936,722
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (f)	1,532,243	1,536,073
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Technology - continued
First Data Corp.:
term loan:
3.654% 3/24/17 (f)	$ 26,046,855	$ 26,046,855
4.154% 3/24/18 (f)	11,196,155	11,210,150
Tranche B, term loan 4.154% 9/24/18 (f)	3,485,000	3,489,356
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (f)	6,865,500	6,856,918
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8% 6/17/22 (f)	1,460,000	1,458,175
Tranche B 1LN, term loan 5% 6/17/21 (f)	3,320,000	3,324,150
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (f)	3,635,250	3,607,986
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (f)	1,890,500	1,890,500
Gxs Group, Inc. Tranche B, term loan 3.25% 1/16/21 (f)	1,985,013	1,982,531
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (f)	8,586,850	8,512,144
Information Resources, Inc. Tranche B, term loan 4.75% 9/30/20 (f)	3,813,103	3,837,126
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (f)	17,915,000	18,542,025
Tranche B 1LN, term loan 4.5% 10/30/19 (f)	5,894,162	5,931,000
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (f)	5,970,000	6,014,775
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (f)	4,987,500	4,975,031
Tranche 2LN, term loan 8% 4/9/22 (f)	2,750,000	2,743,125
Sybil Software LLC. Tranche B, term loan 5% 3/20/20 (f)	5,381,875	5,382,413
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (f)	2,530,000	2,558,463
		177,574,781
Telecommunications - 6.5%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (f)	13,359,795	13,660,391
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (f)	5,265,196	5,265,196
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.75% 3/31/17 (f)	9,990,000	9,940,050
Tranche D, term loan 3.75% 3/31/15 (f)	7,523,295	7,485,679
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (f)	1,219,563	1,221,087
Bank Loan Obligations (g) - continued
	Principal Amount	Value
Telecommunications - continued
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (f)	$ 20,347,438	$ 21,059,598
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/22/20 (f)	1,465,000	1,494,300
Tranche B, term loan 5.25% 2/22/19 (f)	2,498,313	2,504,559
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (f)	8,000,000	7,990,400
Level 3 Financing, Inc. Tranche B 3LN, term loan 4% 8/1/19 (f)	13,100,000	13,084,280
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/11/21 (f)	471,213	475,925
Tranche B 1LN, term loan 4% 4/11/20 (f)	4,069,447	4,084,708
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (f)	230,000	232,300
Tranche B 1LN, term loan 4.75% 4/30/20 (f)	5,251,795	5,271,489
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (f)	2,675,000	2,655,205
		96,425,167
Textiles & Apparel - 0.3%
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (f)	4,064,575	4,049,333
TOTAL BANK LOAN OBLIGATIONS (Cost $1,369,902,675)		1,387,044,992
Nonconvertible Bonds - 1.7%

Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19	1,183,000	1,261,374
Cable TV - 0.2%
Numericable Group SA 4.875% 5/15/19 (d)	2,455,000	2,519,444
Containers - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2132% 12/15/19 (d)(e)(f)	3,945,000	3,935,138
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19	1,063,000	1,157,341
		5,092,479
Diversified Financial Services - 0.2%
MU Finance PLC 8.375% 2/1/17 (d)	3,289,065	3,437,072
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - 0.3%
Chesapeake Energy Corp. 3.4786% 4/15/19 (f)	$ 2,680,000	$ 2,710,150
Offshore Group Investment Ltd. 7.125% 4/1/23	1,790,000	1,816,850
		4,527,000
Homebuilders/Real Estate - 0.1%
Realogy Corp. 7.625% 1/15/20 (d)	1,708,000	1,883,070
Publishing/Printing - 0.2%
Cenveo Corp. 6% 8/1/19 (d)	920,000	920,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	1,430,000	1,640,925
		2,560,925
Telecommunications - 0.2%
Altice Financing SA 7.875% 12/15/19 (d)	650,000	711,425
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (d)	1,041,000	1,358,505
Columbus International, Inc. 7.375% 3/30/21 (d)	1,310,000	1,411,525
		3,481,455
TOTAL NONCONVERTIBLE BONDS (Cost $23,466,208)		24,762,819
Common Stocks - 0.8%
	Shares
Chemicals - 0.5%
LyondellBasell Industries NV Class A	77,200	7,538,580
Publishing/Printing - 0.2%
Tribune Co. Class A (a)	36,975	3,144,724
Telecommunications - 0.1%
FairPoint Communications, Inc. (a)	34,000	474,980
TOTAL COMMON STOCKS (Cost $5,404,602)		11,158,284
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (a) (Cost $29,756)	29,756	29,756
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $71,792,408)	71,792,408	$ 71,792,408
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,470,595,649)		1,494,788,259
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(10,037,751)
NET ASSETS - 100%		$ 1,484,750,508
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,176,179 or 1.1% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) The coupon rate will be determined upon settlement of the loan after period end.

(i) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,083,035 and $1,090,935, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 60,070
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,144,724	$ 3,144,724	$ -	$ -
Materials	7,538,580	7,538,580	-	-
Telecommunication Services	474,980	474,980	-	-
Bank Loan Obligations	1,387,044,992	-	1,357,232,614	29,812,378
Corporate Bonds	24,762,819	-	24,762,819	-
Other	29,756	-	-	29,756
Money Market Funds	71,792,408	71,792,408	-	-
Total Investments in Securities:	$ 1,494,788,259	$ 82,950,692	$ 1,381,995,433	$ 29,842,134
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Bank Loan Obligations
Beginning Balance	$ 48,574,802
Net Realized Gain (Loss) on Investment Securities	609,236
Net Unrealized Gain (Loss) on Investment Securities	(350,945)
Cost of Purchases	3,099,625
Proceeds of Sales	(16,684,951)
Amortization/Accretion	84,585
Transfers into Level 3	7,935,503
Transfers out of Level 3	(13,455,477)
Ending Balance	$ 29,812,378
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ 6,257
Other Investments in Securities
Beginning Balance	$ 2,125,896
Net Realized Gain (Loss) on Investment Securities	8,114,202
Net Unrealized Gain (Loss) on Investment Securities	(1,312,450)
Cost of Purchases	-
Proceeds of Sales	(8,897,892)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 29,756
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2014	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2014, the cost of investment securities for income tax purposes was $1,462,326,620. Net unrealized appreciation aggregated $32,461,639, of which $35,382,070 related to appreciated investment securities and $2,920,431 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 29, 2014